BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
BUSINESS SEGMENTS
BUSINESS SEGMENTS
Citigroup’s activities are conducted through the GCB, ICG, Corporate/Other and Citi Holdings business segments.
GCB includes a global, full-service consumer franchise delivering a wide array of banking, including commercial banking, credit card lending and investment services through a network of local branches, offices and electronic delivery systems and is composed of four GCB businesses: North America, EMEA, Latin America and Asia.
ICG is composed of Banking and Markets and securities services and provides corporate, institutional, public sector and high-net-worth clients in approximately 100 countries with a broad range of banking and financial products and services.
Corporate/Other includes certain unallocated costs of global functions, other corporate expenses and net treasury results, unallocated corporate expenses, offsets to certain line-item reclassifications and eliminations, the results of discontinued operations and unallocated taxes.
Citi Holdings is composed of businesses and portfolios of assets that Citigroup has determined are not central to its core Citicorp businesses.
The accounting policies of these reportable segments are the same as those disclosed in Note 1 to the Consolidated Financial Statements.
The prior-period balances reflect reclassifications to conform the presentation to the presentation as of the first quarter of 2016. Effective January 1, 2016, the historical financial data was reclassified from Citicorp to Citi Holdings for the consumer businesses in Argentina, Brazil and Colombia that Citi intends to exit. These businesses, which previously were reported as part of Latin America GCB, are now reported as part of Citi Holdings. While Citi does not intend to exit its consumer businesses in Venezuela, these businesses are not significant, lending predominantly to support ICG activities, and are now reported as part of ICG. Similarly, Citi’s remaining indirect investment in Banco de Chile is now reported as part of ICG. The following also reflects certain other regional reclassifications within ICG and certain other immaterial reclassifications. Citi’s consolidated results remain unchanged for all periods presented as a result of these reclassifications.
In addition, as discussed in Note 1 to the Consolidated Financial Statements, Citi adopted ASU 2014-01 in the first quarter of 2015. The ASU is applicable to Citi’s portfolio of low income housing tax credit partnership interests. Citi’s disclosures reflect the retrospective application of the ASU and impacts Citi’s consolidated assets, revenues, provision for income taxes and net income for all periods presented.
The following table presents certain information regarding the Company’s continuing operations by segment:

	Revenues, net of interest expense(1)			Provision (benefits) for income taxes			Income (loss) from continuing operations(2)			Identifiable assets
In millions of dollars, except identifiable assets in billions	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014
Global Consumer Banking	$32,495	$34,296	$34,395	$3,430	$3,404	$3,391	$6,376	$6,702	$6,493	$381	$393
Institutional Clients Group	33,991	33,312	33,580	4,426	4,129	4,197	9,529	9,645	9,473	1,217	1,261
Corporate/Other	908	303	322	(1,338)	(344)	(215)	496	(5,373)	(514)	52	50
Total Citicorp	$67,394	$67,911	$68,297	$6,518	$7,189	$7,373	$16,401	$10,974	$15,452	$1,650	$1,704
Citi Holdings	8,960	9,308	8,427	922	8	(1,187)	985	(3,470)	(1,836)	81	138
Total	$76,354	$77,219	$76,724	$7,440	$7,197	$6,186	$17,386	$7,504	$13,616	$1,731	$1,842

(1)
Includes Citicorp (excluding Corporate/Other) total revenues, net of interest expense, in North America of $32.7 billion, $32.9 billion and $31.5 billion; in EMEA of $10.0 billion, $9.5 billion and $10.2 billion; in Latin America of $9.8 billion, and $10.8 billion and $11.3 billion; and in Asia of $14.0 billion, $14.4 billion and $15.0 billion in 2015, 2014 and 2013, respectively.

(2)
Includes pretax provisions for credit losses and for benefits and claims in the GCB results of $5.5 billion, $5.5 billion and $6.1 billion; in the ICG results of $962 million, $47 million and $86 million; and in Citi Holdings results of $1.5 billion, $1.9 billion and $2.3 billion in 2015, 2014 and 2013, respectively.